Financial instruments and financial risk management (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financial instruments and financial risk management
Financial assets measured at Amortized cost (AC)	€ 542,206	€ 747,341	€ 49,967
Financial liabilities measured at Amortized cost (AC)	316,240	378,800	€ 106,385
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	€ 0
Financial liabilities netted against assets	0
Financial assets netted again liabilities	€ 0